601 Lexington Avenue New York, New York 10022
Joshua N. Korff To Call Writer Directly: (212) 446-4943 jkorff@kirkland.com	(212) 446-4800 www.kirkland.com	Facsimile: (212) 446-4900

December 4, 2013

Via EDGAR

Ms. Pamela Long

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	Taminco Corporation

Registration Statement on Form S-1

Filed on November 25, 2013

File No. 333-192524

Dear Ms. Long:

On behalf of our client Taminco Corporation, a Delaware corporation (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules promulgated thereunder, please find enclosed for filing with the Securities and Exchange Commission (the “Commission”), a complete copy of Amendment No. 1 (“Amendment No. 1”) to the above-captioned Registration Statement on Form S-1 of the Company, filed on November 25, 2013 (the “Registration Statement”). A copy of Amendment No. 1 has been manually signed in accordance with Rule 302 of Regulation S-T and the signature pages thereto will be retained by the Company for a period of five years.

The text of the Staff’s comments has been included in this letter for your convenience and we have numbered the paragraphs below to correspond to the numbers in the Staff’s letter. For your convenience, we have also set forth the Company’s response to each of the numbered comments immediately below each numbered comment.

Amendment No. 1 reflects certain revisions to the Registration Statement in response to the comment letter to Mr. Kurt Decat, the Chief Financial Officer of the Company, dated December 3, 2013, from the staff of the Commission (the “Staff”). In addition, Amendment No. 1 updates certain of the disclosures contained in the Registration Statement. The numbered

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paragraphs below set forth the Staff’s comments together with our responses. Unless otherwise indicated, capitalized terms used herein have the meanings assigned to them in the Registration Statement.

Registration Statement on Form S-1

General

1.	Staff’s comment: Please be advised that we will process this filing and any amendments without a price range. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the amendment when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon.

Response: The Company agrees with the Staff that to meet the requirements of Section 10 of the Securities Act of 1933, as amended, a prospectus used prior to effectiveness of the registration statement, generally must be substantially complete and, in a “for cash” initial public offering, must contain on the cover page a bona fide estimate of the range of the maximum offering price pursuant to Item 501(b)(3) of Regulation S-K. However, the Company respectfully advises the Staff that it believes that, pursuant to Instruction 1 to Item 501(b)(3) of Regulation S-K, such a price range would be inapplicable given that this is a follow-on offering of the common stock of a company that is subject to the reporting requirements of the Exchange Act.

2.	Staff’s comment: As indicated in the comment above, we note that you have omitted certain pricing-related information as well as other information from this filing. If you intend to rely on Rule 430A, please note that Rule 430A does not allow for the omission prior to effectiveness of amounts that may be computed based on the maximum number of shares offered and the mid-point of the offering price range, or the number of shares to be offered on the cover. In addition, please confirm that you will not circulate copies of the registration statement or the preliminary prospectus until you include an estimated price range, maximum number of shares, dollar amounts dependent upon the offering price that are based on the mid-point of the offering price range, and all other information except information you may exclude in reliance upon Rule 430A.

Response: The Company respectfully references the response above and advises the Staff that it intends to disclose by an amendment to the Registration Statement the number of shares of common stock to be offered by the selling stockholders in the offering. The Company has provided all material information other than information that the Company is entitled to omit pursuant to Rule 430A.

3.	Staff’s comment: We encourage you to file all exhibits with your next amendment, including the opinion of Kirkland & Ellis LLP and the XBRL information required by Item 601(b)(101) of Regulation S-K. Please understand that we will need adequate time to review these materials before effectiveness, and please ensure that the required XBRL information is also uploaded to your website. Please see Item 601 of Regulation S-K.

Response: In response to the Staff’s comment, the Company has filed all exhibits with Amendment No. 1 to the Registration Statement and has included the XBRL information required by Item 601(b)(101) of Regulation S-K.

Undertakings, page II-3

4.	Staff’s comment: Please remove the first undertaking under this heading. As you are already a reporting company, this undertaking is unnecessary.

Response: In response to the Staff’s comment, the Company has deleted the first undertaking under the “Undertakings” heading on page II-3 of the Registration Statement.

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In addition, the Company hereby acknowledges that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope that the foregoing has been responsive to the Staff’s comments.

If you have any questions related to this letter, please contact me at (212) 446-4943.

Sincerely,

/s/ Joshua N. Korff
Joshua N. Korff, Esq.

cc:	Mr. Kurt Decat, Taminco Corporation

Mr. Edward Yocum, Taminco Corporation

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